Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sale of electricity	$ 80,416	$ 78,362	$ 80,269
Sale of gas			6,868
Cost of sales	16	14	14
Other expenses/(income), net	(90)	(63)	393
Financing expenses, net	2,156	1,256	2,091
Interest expenses capitalized to property plant and equipment	119	312
Repayment of loan to Ansonia			(77,085)
Repayment of loan to IC			$ (239,971)